STOCK OPTIONS AND WARRANTS - Summary of stock option activity under plan (Details) (Stock Options, USD $)	1 Months Ended		6 Months Ended	3 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Jun. 30, 2012	Jun. 30, 2012 2003 Stock Option Plan	Mar. 31, 2012 2003 Stock Option Plan	Jun. 30, 2011 2003 Stock Option Plan	Mar. 31, 2011 2003 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding				2,288,000	344,000	528,000	528,000
Number of Shares, Granted	21,000	1,994,000		23,000	1,994,000	6,000
Number of Shares, Exercised
Number of Shares, Forfeited / Expired					(50,000)
Number of Shares, Outstanding			2,311,000	2,311,000	2,288,000	534,000	528,000
Number of Shares, Exercisable			1,293,500	1,293,500	1,256,000	442,000	404,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price, Outstanding				$ 1.75	$ 2.01	$ 1.96	$ 1.96
Weighted Average Exercise Price, Granted				$ 1.70	$ 1.70	$ 0.85
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited / Expired					$ 1.70
Weighted Average Exercise Price, Outstanding			$ 1.75	$ 1.75	$ 1.75	$ 1.95	$ 1.96
Weighted Average Exercise Price, Exercisable			$ 1.74	$ 1.74	$ 1.74	$ 1.82	$ 1.88
Weighted Average Remaining Contractual Term, Outstanding (in years)			1 year 3 months	1 year 6 months	5 years 8 months	4 years 3 months 29 days	4 years 6 months 29 days
Weighted Average Remaining Contractual Term, Granted (in years)				11 months 1 day	9 months	4 years 11 months
Weighted Average Remaining Contractual Term, Outstanding (in years)				13 months	1 year 6 months	4 years 29 days	43 months 29 days
Weighted Average Remaining Contractual Term, Exercisable (in years)				1 year 6 months	1 year 9 months	3 years 8 months	3 years 5 months
Aggregate Intrinsic Value, Outstanding				$ 85,860	$ 90,360	$ 1,360	$ 207,060
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited / Expired
Aggregate Intrinsic Value, Outstanding				63,160	85,860	277,360	1,360
Aggregate Intrinsic Value, Exercisable				$ 63,160	$ 85,860	$ 277,360	$ 1,360